Components of other comprehensive loss (Tables)	12 Months Ended
Mar. 31, 2018
Components of other comprehensive loss
Schedule of changes in accumulated other comprehensive income (loss)

	March 31,
	2016	2017	2018
Actuarial loss on defined benefit plan:
Actuarial loss on obligation	(9,758)	(8,873)	(5,047)
Income tax expense	355	733	187

Total	(9,403)	(8,140)	(4,860)

Foreign currency translation differences	(18,615)	44,997	(9,879)
Income tax expense	—	—	—

Balance at the end of period	(18,615)	44,997	(9,879)